Transamerica Floating Rate

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 89.8%
Aerospace & Defense - 1.6%
Air Comm Corp. LLC Term Loan, 3-Month Term SOFR + 2.75%, 6.57% (A), 12/11/2031	$ 946,781	$ 947,964
Barnes Group, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.47% (A), 01/27/2032	907,315	906,181
BG MS U.S. Holding LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.42% (A), 10/22/2032	750,000	748,125
TransDigm, Inc.
Term Loan J, 1-Month Term SOFR + 2.50%, 6.22% (A), 02/28/2031	491,268	491,038
Term Loan K, 1-Month Term SOFR + 2.25%, 5.97% (A), 03/22/2030	994,981	993,986
		4,087,294
Automobile Components - 0.8%
American Axle & Manufacturing, Inc. Term Loan C, TBD, 02/24/2032 (B)(C)	950,000	951,584
Clarios Global LP
Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (A), 05/06/2030 (C)	500,000	499,750
Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (A), 01/28/2032	498,750	499,062
First Brands Group LLC
DIP Term Loan, 1-Month Term SOFR + 1.55%, 8.45% (A), 06/29/2026 (D)	665,491	86,514
Term Loan, 3-Month Term SOFR + 5.00%, TBD, 03/30/2027 (B)(C)(D)(E)(F)	626,939	1,567
Term Loan B, 1-Month Term SOFR + 7.00%, TBD, 06/29/2026 (B)(C)(D)(E)(F)	1,346,725	13,467
		2,051,944
Beverages - 0.6%
Naked Juice LLC FLFO Term Loan, 3-Month Term SOFR + 5.50%, 9.17% (A), 01/24/2029	1,000,000	993,125
Sazerac Co., Inc. Repriced Term Loan B, 1-Month Term SOFR + 2.00%, 5.68% (A), 07/09/2032	498,750	497,607
		1,490,732
Biotechnology - 0.2%
Genmab AS Term Loan B, 3-Month Term SOFR + 3.00%, 6.73% (A), 12/13/2032	500,000	500,625
	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products - 2.6%
Chamberlain Group, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (A), 09/08/2032	$ 916,900	$ 915,426
Cornerstone Building Brands, Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 8.25% (A), 05/15/2031	1,234,375	851,719
EMRLD Borrower LP Term Loan B, 6-Month Term SOFR + 2.25%, 6.12% (A), 08/04/2031	987,537	985,429
Gibraltar Industries, Inc. Term Loan B, 6.08% (A), 01/29/2033	200,000	200,000
Groundworks LLC Term Loan, 1-Month Term SOFR + 3.00%, 6.73% (A), 03/14/2031	985,912	988,788
Hobbs & Associates LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (A), 07/23/2031	497,161	494,882
Quikrete Holdings, Inc.
Term Loan B, 1-Month Term SOFR + 2.25%, 5.97% (A), 02/10/2032	248,125	247,854
Term Loan B1, 1-Month Term SOFR + 2.25%, 5.97% (A), 03/19/2029	336,997	336,892
Term Loan B1, 1-Month Term SOFR + 2.25%, 5.97% (A), 04/14/2031	1,596,934	1,596,712
		6,617,702
Chemicals - 1.5%
M2S Group Holdings, Inc. Term Loan B, 3-Month Term SOFR + 4.75%, 8.59% (A), 08/25/2031	957,069	940,320
Minerals Technologies, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.72% (A), 11/26/2031	396,000	396,990
Olympus Water U.S. Holding Corp. Term Loan, 3-Month Term SOFR + 3.00%, 6.67% (A), 06/20/2031	395,010	387,604
SCIH Salt Holdings, Inc. Repriced Term Loan B, 3-Month Term SOFR + 2.75%, 6.52% (A), 01/31/2029	1,423,113	1,421,927
USALCO LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.22% (A), 09/30/2031	763,427	761,519
		3,908,360
Commercial Services & Supplies - 14.7%
American Auto Auction Group LLC Term Loan, 3-Month Term SOFR + 4.50%, 8.17% (A), 05/28/2032	1,764,218	1,744,371
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
American Residential Services LLC Term Loan B, 3-Month Term SOFR + 2.75%, 6.42% (A), 02/02/2032	$ 498,747	$ 499,682
Ankura Consulting Group LLC Repriced Term Loan B, 3-Month Term SOFR + 3.50%, 7.37% (A), 12/29/2031	1,521,239	1,480,039
Avis Budget Car Rental LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (A), 07/16/2032	497,500	496,256
Belron Finance LLC Repriced Term Loan B, 3-Month Term SOFR + 2.25%, 6.12% (A), 10/16/2031	1,234,422	1,235,965
BIFM U.S. Finance LLC Repriced Term Loan B, 1-Month Term SOFR + 3.25%, 6.97% (A), 05/31/2028	1,987,866	1,987,866
Cleanova U.S. Holdings LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.48% (A), 06/14/2032	598,500	597,004
Corporation Service Co. Term Loan B, 1-Month Term SOFR + 2.00%, 5.72% (A), 11/02/2029	394,793	390,845
Creative Artists Agency LLC Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (A), 10/01/2031	1,197,968	1,193,476
Ensemble RCM LLC Term Loan B, TBD, 01/28/2033 (B)(C)	1,000,000	988,750
Filtration Group Corp. Term Loan, 1-Month Term SOFR + 2.75%, 6.47% (A), 10/21/2028	1,848,310	1,850,044
First Advantage Holdings LLC Repriced Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (A), 10/31/2031	1,209,690	1,159,790
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 2.75%, 6.42% (A), 02/01/2029	558,021	555,929
Grant Thornton Advisors LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (A), 06/02/2031	1,164,615	1,147,146
Hertz Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 7.47% (A), 06/30/2028	1,078,642	911,453
Homeserve USA Holding Corp. Term Loan B, 1-Month Term SOFR + 2.00%, 5.73% (A), 10/21/2030	982,500	977,894
Imagefirst Holdings LLC Term Loan B, 3-Month Term SOFR + 3.00%, 8.75% (A), 03/12/2032	746,250	746,250
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
ION Platform Finance U.S., Inc. Term Loan, 3-Month Term SOFR + 3.75%, 7.42% (A), 10/07/2032	$ 1,000,000	$ 894,375
Jadex, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 8.58% (A), 02/18/2028	1,215,162	791,881
KUEHG Corp. Term Loan, 3-Month Term SOFR + 2.75%, 6.42% (A), 06/12/2030	523,684	492,132
LRS Holdings LLC Term Loan B, 1-Month Term SOFR + 4.25%, 8.08% (A), 08/31/2028	1,396,898	1,375,944
Madison IAQ LLC Repriced Term Loan, 6-Month Term SOFR + 2.75%, 6.64% (A), 11/08/2032	954,847	955,045
Mavis Tire Express Services Corp. Repriced Term Loan, 1-Month Term SOFR + 3.00%, 6.72% (A), 05/04/2028	1,850,206	1,846,737
NAB Holdings LLC Repriced Term Loan B, 3-Month Term SOFR + 2.50%, 6.17% (A), 11/23/2028	288,140	270,852
Parexel International Corp. Repriced Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (A), 12/12/2031	388,198	387,615
PG Investment Co. 59 SARL Repriced Term Loan B, 3-Month Term SOFR + 2.25%, 5.92% (A), 03/26/2031	346,507	346,290
Plastipak Packaging, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (A), 09/24/2032	498,750	497,399
Pre-Paid Legal Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 6.97% (A), 12/15/2028	1,302,541	1,218,961
Prime Security Services Borrower LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.00%, 6.13% (A), 10/13/2030	886,975	883,511
Ryan LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.22% (A), 11/05/2032	1,183,485	1,174,116
Spin Holdco, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 4.00%, 7.93%, 09/04/2030	694,325	692,768
Technimark Holdings LLC Term Loan, 1-Month Term SOFR + 3.25%, 6.98% (A), 04/14/2031	1,478,781	1,473,236
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Trans Union LLC Term Loan B9, 1-Month Term SOFR + 1.75%, 5.47% (A), 06/24/2031	$ 247,500	$ 247,500
TruGreen LP Term Loan, 3-Month Term SOFR + 4.00%, 7.82% (A), 11/02/2027	1,092,740	1,066,104
Upbound Group, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.63% (A), 08/13/2032	1,623,690	1,623,690
Veritiv Corp. Term Loan B, 3-Month Term SOFR + 4.00%, 7.67% (A), 12/02/2030	1,476,263	1,435,050
Vestis Corp. Term Loan, 3-Month Term SOFR + 2.25%, 6.07% (A), 02/22/2031	250,000	233,437
VM Consolidated, Inc. Term Loan, 1-Month Term SOFR + 2.00%, 5.72% (A), 10/01/2032	490,718	492,354
VT Topco, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 3.00%, 6.87% (A), 08/09/2030	986,284	961,319
Wash Multifamily Parent, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 6.97% (A), 09/10/2032	500,000	501,666
		37,824,742
Communications Equipment - 0.9%
Aventiv Technologies LLC Term Loan, 3-Month Term SOFR + 7.50%, 11.43% (A), 03/25/2026	433,246	433,246
GoTo Group, Inc. Term Loan, 3-Month Term SOFR + 4.75%, 8.79% (A),04/28/2028	899,906	607,616
Level 3 Financing, Inc. Repriced Term Loan B4, 1-Month Term SOFR + 3.25%, 6.97% (A), 03/29/2032	500,000	501,667
Zayo Group Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.00%, PIK Rate 0.50%, Cash Rate 0.00%, 03/11/2030 (G)	889,600	851,792
		2,394,321
Construction & Engineering - 1.0%
Azuria Water Solutions, Inc.
Delayed Draw Term Loan, TBD, 01/27/2033 (B)(C)	70,588	70,588
Term Loan B, TBD, 01/27/2033 (B)(C)	529,412	529,412

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)

Cube Industrials Buyer, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 6.91% (A), 10/17/2031	$ 794,010	$ 796,491
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.08% (A), 06/23/2028	989,664	960,799
Salas O'brien, Inc.
Delayed Draw Term Loan, TBD, 01/21/2033 (B)(C)	35,714	35,714
Term Loan, 6.42% (A), 01/21/2033 (C)	214,286	213,482
		2,606,486
Consumer Staples Distribution & Retail - 6.6%
Boots Group Bidco Ltd. Term Loan, 3-Month Term SOFR + 3.50%, 7.21% (A), 08/30/2032	795,000	796,988
BW Gas & Convenience Holdings LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.33% (A), 03/31/2028	1,064,729	1,060,736
Dave & Buster's, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.13% (A), 06/29/2029	1,267,796	1,176,937
EG America LLC
Repriced Term Loan, 3-Month Term SOFR + 3.50%, 7.32% (A), 02/07/2028	1,198,360	1,197,986
Term Loan B, TBD, 01/30/2031 (B)(C)	1,250,000	1,248,438

Flynn Restaurant Group LP Term Loan, 1-Month Term SOFR + 3.75%, 7.47% (A), 01/28/2032	2,016,230	2,014,214
Great Outdoors Group LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.97% (A), 01/23/2032	1,421,705	1,421,705
IRB Holding Corp. Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (A), 12/16/2030	1,488,750	1,486,889
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.58% (A), 06/06/2031	626,818	601,451
Michaels Cos., Inc. Term Loan B, 3-Month Term SOFR + 4.25%, 8.18% (A), 04/17/2028	589,203	582,156
Petco Health & Wellness Co., Inc.
Term Loan B, 7.92% (A), 01/22/2031 (C)	650,000	635,578
Term Loan B, 3-Month Term SOFR + 3.25%, 7.18% (A), 03/03/2028	841,784	838,861

Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Consumer Staples Distribution & Retail (continued)

PetSmart, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 7.73% (A), 08/18/2032	$ 2,224,370	$ 2,215,101
Staples, Inc. Term Loan B, 3-Month Term SOFR + 5.75%, 9.60% (A), 09/04/2029	641,875	611,546
White Cap Buyer LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.97% (A), 10/19/2029	1,061,562	1,057,084
		16,945,670
Containers & Packaging - 5.4%
Anchor Glass Container Corp. Exit Term Loan, 3-Month Term SOFR + 5.25%, 8.92% (A), 10/08/2030 (D)	314,852	299,109
Berlin Packaging LLC Term Loan B7, 3-Month Term SOFR + 3.25%, 6.92% (A), 06/07/2031	951,799	950,192
BradyPlus Holdings LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.17% (A), 12/29/2032	950,000	945,250
Canister International Group, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 6.72% (A), 03/22/2029	1,481,215	1,479,364
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 1-Month Term SOFR + 3.18%, 6.89% (A), 04/13/2029	1,179,333	1,172,781
Term Loan B, 1-Month Term SOFR + 3.25%, 6.97% (A), 04/01/2032	843,358	837,991

Graham Packaging Co., Inc. Term Loan B, 5.93% (A), 01/14/2033 (C)	1,000,000	998,036
Klockner-Pentaplast of America, Inc.
Term Loan, 1-Month Term SOFR + 3.00%, 3.00% (A), 08/07/2026	177,021	157,253
Term Loan, 1-Month Term SOFR + 3.00%, 6.78% (A), 08/07/2026	196,582	174,629
Term Loan B, 6-Month Term SOFR + 4.73%, TBD, 02/12/2026 (B)(C)(E)(F)	379,165	56,875

Owens-Illinois, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.84% (A), 09/30/2032	875,000	876,094
Pregis TopCo Corp. Refinancing Term Loan, 1-Month Term SOFR + 4.00%, 7.72% (A), 02/01/2029	1,878,210	1,882,025
Proampac PG Borrower LLC Term Loan, 3-Month Term SOFR + 4.00%, 7.88% (A), 09/15/2028	1,924,779	1,923,576
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)

TricorBraun Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 6.97% (A), 03/03/2031	$ 487,134	$ 460,722
Trident TPI Holdings, Inc. Term Loan B7, 3-Month Term SOFR + 3.75%, 7.42% (A), 09/15/2028	1,826,968	1,717,604
		13,931,501
Distributors - 1.2%
Core & Main LP Term Loan E, 3-Month Term SOFR + 2.00%, 5.69% (A), 02/09/2031	196,019	196,019
Gloves Buyer, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 7.72% (A), 05/21/2032	997,500	989,769
Highline Aftermarket Acquisition LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.32% (A), 02/19/2030	1,336,500	1,336,500
Resideo Funding, Inc. Term Loan, 3-Month Term SOFR + 2.00%, 5.72% (A), 08/13/2032	498,750	497,711
		3,019,999
Electric Utilities - 1.1%
Cornerstone Generation LLC Term Loan B, 3-Month Term SOFR + 3.25%, 7.09% (A), 08/11/2032	1,060,054	1,062,704
Kohler Energy Co. LLC Term Loan B, 3-Month Term SOFR + 3.75%, 7.42% (A), 05/01/2031	1,190,733	1,192,222
MRP Buyer LLC
Delayed Draw Term Loan, 3-Month Term SOFR + 3.25%, 3.25% (A), 06/04/2032	50,921	50,602
Term Loan, 3-Month Term SOFR + 3.25%, 6.92% (A), 06/04/2032	663,659	659,511
		2,965,039
Electrical Equipment - 0.2%
Energizer Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.73% (A), 03/19/2032	562,606	560,497
Electronic Equipment, Instruments & Components - 1.1%
Antylia Scientific Term Loan, 3-Month Term SOFR + 4.00%, 7.99% (A), 05/27/2032	1,246,875	1,234,406
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Electronic Equipment, Instruments & Components (continued)
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B, 1-Month Term SOFR + 3.00%, 6.68% (A), 12/02/2031	$ 1,214,407	$ 1,213,396
TCP Sunbelt Acquisition Co. Term Loan B, 3-Month Term SOFR + 4.25%, 8.07% (A), 10/24/2031	519,750	519,750
		2,967,552
Energy Equipment & Services - 0.8%
C&D Technologies, Inc. Term Loan, 1-Month Term SOFR + 5.75%, 9.58% (A), 12/20/2026	1,380,017	1,333,442
Star Holding LLC 1st Lien Term Loan B, 1-Month Term SOFR + 4.50%, 8.22% (A), 07/31/2031	736,257	722,911
		2,056,353
Financial Services - 0.6%
Chicago U.S. Midco III LP Term Loan, 1-Month Term SOFR + 2.50%, 6.22% (A), 11/01/2032	500,647	498,769
Focus Financial Partners LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (A), 09/15/2031	497,491	494,174
Guggenheim Partners LLC Term Loan B, 3-Month Term SOFR + 2.50%, 6.17% (A), 11/26/2031	148,500	148,809
June Purchaser LLC Term Loan, 3-Month Term SOFR + 2.75%, 6.42% (A), 11/28/2031	382,821	382,981
		1,524,733
Food Products - 7.0%
Aspire Bakeries Holdings LLC Repriced Term Loan, 1-Month Term SOFR + 3.00%, 6.67% (A), 12/23/2030	990,000	990,413
B&G Foods, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.22% (A), 10/10/2029	1,238,106	1,171,042
BCPE North Star U.S. HoldCo 2, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 7.83% (A), 06/09/2028	2,214,091	2,209,246
Chef's Warehouse Leasing Co. LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.72% (A), 08/23/2029	145,405	145,950
Del Monte Foods, Inc.
DIP Term Loan, 1-Month Term SOFR + 9.50%, 13.35% (A), 04/02/2026 (D)	689,576	655,097
	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)
Del Monte Foods, Inc. (continued)
Term Loan, 3-Month Term SOFR + 8.00%, PIK Rate 3.00%, Cash Rate 0.00%, 08/02/2028 (D)(E)(F)(G)	$ 112,572	$ 50,657

Term Loan, TBD, 08/02/2028 (B)(C)(D)(E)(F)	1,037,745	231,469
Term Loan, 1-Month Term SOFR + 9.50%, 13.35% (A), 04/02/2026 (D)	1,022,430	797,495

Fiesta Purchaser, Inc. Repriced Term Loan, 1-Month Term SOFR + 2.75%, 6.47% (A), 02/12/2031	1,182,082	1,144,649
Froneri Lux Finco SARL Term Loan B6, 3-Month Term SOFR + 2.25%, 6.44% (A), 09/30/2032	500,000	498,360
Max U.S. Bidco, Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 8.67% (A), 10/02/2030	1,133,845	930,697
Monogram Food Solutions LLC Term Loan B, 1-Month Term SOFR + 4.00%, 7.83% (A), 08/28/2028	1,729,415	1,733,738
Nomad Foods Europe Midco Ltd. Term Loan B, 6-Month Term SOFR + 2.50%, 6.28% (A), 10/28/2032	1,940,400	1,939,591
Snacking Investments Bidco Pty. Ltd. Term Loan B, 3-Month Term SOFR + 3.00%, 6.84% (A), 10/29/2032	1,500,000	1,503,000
Solina Bidco Term Loan B, 3-Month Term SOFR + 3.25%, 6.98% (A), 03/12/2029	987,538	991,241
Upfield BV
Term Loan B12, 6-Month Term SOFR + 3.75%, 8.30% (A), 12/31/2027	1,968,537	1,952,133
Term Loan B15, TBD, 10/31/2030 (B)(C)	1,050,000	1,037,747
		17,982,525
Health Care Equipment & Supplies - 1.8%
Bausch & Lomb Corp. Repriced Term Loan, 3-Month Term SOFR + 3.75%, 9.50% (A), 01/15/2031	2,211,519	2,223,959
Hologic, Inc. Term Loan B, TBD, 01/14/2033 (B)(C)	1,200,000	1,190,400
QuidelOrtho Corp. Term Loan, 1-Month Term SOFR + 4.00%, 7.72% (A), 08/20/2032	1,251,490	1,243,042
		4,657,401
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services - 5.7%
ADMI Corp.
Term Loan B3, 1-Month Term SOFR + 3.75%, 7.58% (A), 12/23/2027	$ 1,124,265	$ 1,074,609
Term Loan B5, 1-Month Term SOFR + 5.75%, 9.47% (A), 12/23/2027	490,000	471,625

AHP Health Partners, Inc. Term Loan B, 1-Month Term SOFR + 2.25%, 5.97% (A), 09/20/2032	1,246,875	1,244,796
Charlotte Buyer, Inc. Repriced Term Loan B, 1-Month Term SOFR + 4.25%, 8.01% (A), 02/11/2028	1,759,526	1,715,223
Dermatology Intermediate Holdings III, Inc.
Term Loan B, 3-Month Term SOFR + 4.25%, 8.09% (A), 03/30/2029	965,293	917,029
Term Loan B, 3-Month Term SOFR + 5.50%, 9.34% (A), 03/30/2029	693,401	661,042

Heartland Dental LLC Term Loan, 1-Month Term SOFR + 3.75%, 7.47% (A), 08/25/2032	1,738,859	1,734,946
LifePoint Health, Inc.
1st Lien Term Loan B, 3-Month Term SOFR + 3.75%, 7.65% (A), 05/19/2031	734,852	733,819
Term Loan B1, 3-Month Term SOFR + 3.50%, 7.33% (A), 05/19/2031	493,762	492,117

Quorum Health Corp. Delayed Draw Term Loan, 3-Month Term SOFR + 6.50%, 10.53% (A),01/28/2028	1,654,859	1,605,214
Sound Inpatient Physicians Term Loan A, 3-Month Term SOFR + 5.50%, PIK Rate 1.00%, Cash Rate 0.00%, 06/28/2028 (G)	1,001,098	1,028,628
Star Parent, Inc. Term Loan B, 3-Month Term SOFR + 4.00%, 7.67% (A), 09/27/2030	1,476,231	1,474,386
Surgery Center Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (A), 12/19/2030	1,473,844	1,474,673
		14,628,107
Hotels, Restaurants & Leisure - 6.6%
19th Holdings Golf LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.13% (A), 02/07/2029	492,347	492,039
Allwyn Entertainment Financing U.S. LLC 1st Lien Term Loan B, TBD, 11/24/2032 (B)(C)	350,000	342,125
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Bally's Corp. Term Loan B, 3-Month Term SOFR + 3.25%, 7.37% (A), 10/02/2028	$ 539,599	$ 530,021
Betclic Everest Group Term Loan B, TBD (B), 12/10/2031 (C)	250,000	250,521
Caesars Entertainment, Inc.
Term Loan B, 1-Month Term SOFR + 2.25%, 5.97% (A), 02/06/2030	446,875	442,965
Term Loan B1, 1-Month Term SOFR + 2.25%, 5.97% (A), 02/06/2031	483,844	479,973

EOC Borrower LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.72% (A), 03/24/2032	1,094,500	1,094,500
GBT U.S. III LLC Term Loan B, 3-Month Term SOFR + 2.00%, 5.67% (A), 07/25/2031	997,481	990,831
GSM Holdings, Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 8.67% (A), 09/30/2031	740,625	737,848
Hilton Domestic Operating Co., Inc. Term Loan B4, 1-Month Term SOFR + 1.75%, 5.48% (A), 11/08/2030	250,000	250,852
Hilton Grand Vacations Borrower LLC Term Loan B, 1-Month Term SOFR + 2.00%, 5.72% (A), 08/02/2028	488,543	486,915
Kingpin Intermediate Holdings LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.97% (A), 09/22/2032	1,450,000	1,415,562
Light & Wonder International, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.67% (A), 04/16/2029	493,750	484,955
Peninsula Pacific Entertainment LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.42% (A), 10/01/2032	1,012,658	1,010,127
PENN Entertainment, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (A), 05/03/2029	1,302,750	1,303,076
Recess Holdings, Inc. Repriced Term Loan, 3-Month Term SOFR + 3.75%, 7.62% (A), 02/20/2030	1,696,173	1,698,822
Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.00%, 6.93% (A), 04/04/2029	1,722,297	1,692,157
SRAM LLC Term Loan B, 1-Month Term SOFR + 2.25%, 6-Month Term SOFR + 2.25%, 5.95% (A), 02/27/2032	495,000	495,000
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)

Travel & Leisure Co. Repriced Term Loan, 3-Month Term SOFR + 2.00%, 5.74% (A), 12/14/2029	$ 1,205,348	$ 1,205,348
Voyager Parent LLC Repriced Term Loan B, 3-Month Term SOFR + 4.25%, 7.91% (A), 07/01/2032	1,620,938	1,618,406
		17,022,043
Household Durables - 0.5%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 3.00%, 6.85% (A), 07/31/2028	1,083,320	1,082,459
Hunter Douglas, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 6.67% (A), 01/20/2032	320,080	318,880
		1,401,339
Household Products - 0.4%
Lavender Dutch BorrowerCo BV Term Loan, 3-Month Term SOFR + 3.25%, 6.93% (A), 12/30/2032	1,000,000	1,003,125
Insurance - 2.1%
Acrisure LLC 1st Lien Term Loan B6, 1-Month Term SOFR + 3.00%, 6.72% (A), 11/06/2030	1,476,171	1,471,558
Alera Group, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.42% (A), 05/30/2032 (C)	948,125	944,767
Asurion LLC
Term Loan B10, 1-Month Term SOFR + 4.00%, 7.82% (A), 08/19/2028	683,234	683,576
Term Loan B13, 1-Month Term SOFR + 4.25%, 7.97% (A), 09/19/2030	660,789	662,165

Broadstreet Partners, Inc. Term Loan B4, 1-Month Term SOFR + 2.50%, 6.47% (A), 06/13/2031	966,259	961,428
Trucordia Insurance Holdings LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.97% (A), 06/17/2032	748,125	742,981
		5,466,475
Internet & Catalog Retail - 1.7%
Arches Buyer, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.07% (A), 12/06/2027	1,440,522	1,433,320
Cablevision Lightpath LLC Repriced Term Loan, 1-Month Term SOFR + 3.00%, 6.75% (A), 11/30/2027	742,500	741,572
	Principal	Value
LOAN ASSIGNMENTS (continued)
Internet & Catalog Retail (continued)
MH Sub I LLC Term Loan, 1-Month Term SOFR + 4.25%, 7.97% (A), 05/03/2028	$ 1,565,254	$ 1,419,880
TripAdvisor, Inc. Term Loan, 1-Month Term SOFR + 2.75%, 6.47% (A), 07/08/2031	740,625	714,703
		4,309,475
IT Services - 1.6%
Bingo Holdings I LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.42% (A), 06/30/2032	1,147,125	1,125,822
Magenta Security Holdings LLC
Super Priority Term Loan, 3-Month Term SOFR + 6.25%, 10.09% (A), 07/27/2028	1,681,152	1,686,755
Term Loan, 3-Month Term SOFR + 6.75%, 10.85% (A), 07/27/2028	417,047	329,988

NCR Atleos LLC Term Loan B, 3-Month Term SOFR + 3.00%, 6.70% (A), 04/16/2029	750,000	742,969
Sandisk Corp. Term Loan B, 3-Month Term SOFR + 3.00%, 6.86% (A), 02/20/2032	250,000	250,208
		4,135,742
Machinery - 3.0%
Chromalloy Corp. Term Loan B, 3-Month Term SOFR + 3.25%, 7.23% (A), 03/27/2031	1,727,463	1,727,998
Columbus McKinnon Corp. Term Loan B, 7.16% (A), 01/21/2033 (C)	1,150,000	1,143,531
CPM Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 8.34% (A), 09/28/2028	1,081,997	1,070,366
GrafTech Finance, Inc. Term Loan, 3-Month Term SOFR + 6.00%, 9.86% (A), 12/21/2029	1,272,727	1,289,696
Ranpak Corp.
Dutch Term Loan, 1-Month Term SOFR + 4.50%, 8.22% (A), 12/19/2031	579,512	578,063
Term Loan, 1-Month Term SOFR + 4.50%, 8.22% (A), 12/19/2031	905,488	903,224

Roper Industrial Products Investment Co. LLC Term Loan B, 3-Month Term SOFR + 2.50%, 6.17% (A), 11/22/2029	990,000	989,040
		7,701,918
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Media - 3.8%
Century De Buyer LLC Term Loan B, 3-Month Term SOFR + 3.00%, 6.84% (A), 10/30/2030	$ 743,647	$ 737,406
Charter Communications Operating LLC Term Loan B5, 3-Month Term SOFR + 2.25%, 6.24% (A), 12/15/2031	337,262	336,665
Cogeco Communications Finance LP
Term Loan B, 1-Month Term SOFR + 2.50%, 6.33% (A), 09/01/2028	471,577	447,526
Term Loan B, 1-Month Term SOFR + 3.25%, 6.97% (A), 09/18/2030	392,230	370,658
Coral-U.S. Co-Borrower LLC
Term Loan B6, 1-Month Term SOFR + 3.00%, 6.86% (A), 10/15/2029	706,917	696,818
Term Loan B7, 3-Month Term SOFR + 3.25%, 7.15% (A), 01/31/2032	275,000	266,750

LCPR Loan Financing LLC Term Loan B, 6-Month Term SOFR + 3.75%, 8.22% (A), 10/16/2028	204,000	137,870
Mission Broadcasting, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.46% (A), 06/02/2028	624,358	623,383
NEP Group, Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 8.22% (A), 10/17/2031	1,294,433	1,184,083
Sinclair Television Group, Inc. Term Loan B7, 1-Month Term SOFR + 4.10%, 7.92% (A), 12/31/2030	241,922	204,424
Sunrise Financing Partnership Term Loan AAA, 6-Month Term SOFR + 2.50%, 6.69% (A), 02/15/2032	898,777	895,245
Univision Communications, Inc.
Term Loan B, 1-Month Term SOFR + 3.50%, 7.33% (A), 01/31/2029	1,058,875	1,056,228
Term Loan B, 1-Month Term SOFR + 3.25%, 7.08% (A), 01/31/2029	144,375	142,991

Virgin Media Bristol LLC Term Loan Q, 1-Month Term SOFR + 3.25%, 7.11% (A), 01/31/2029	1,482,278	1,475,237
Ziggo Financing Partnership Term Loan B, 6-Month Term SOFR + 3.25%, 7.03% (A), 01/15/2033 (C)	1,125,000	1,109,531
		9,684,815
	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels - 2.0%
Apro LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.68% (A), 07/09/2031	$ 1,975,000	$ 1,965,125
Delek U.S. Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.32% (A), 11/19/2029	1,203,567	1,199,556
Liquid Tech Solutions LLC
Delayed Draw Term Loan, TBD (B), 10/12/2032 (B)	48,762	48,762
Term Loan, 3-Month Term SOFR + 3.50%, 7.24% (A), 10/12/2032	476,238	476,238

Par Petroleum LLC Term Loan B, 3-Month Term SOFR + 3.25%, 6.95% (A), 02/28/2030	1,460,103	1,461,563
		5,151,244
Paper & Forest Products - 0.9%
Domtar Corp. Term Loan B, 1-Month Term SOFR + 5.50%, 9.33% (A), 11/30/2028	847,365	732,971
Glatfelter Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 8.07% (A), 11/04/2031	1,599,188	1,584,528
		2,317,499
Passenger Airlines - 0.3%
American Airlines, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.13% (A), 05/28/2032	744,375	745,460
Personal Care Products - 1.1%
Conair Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.58% (A), 05/17/2028	979,540	489,770
kdc/one Development Corp., Inc. Term Loan, 1-Month Term SOFR + 3.50%, 7.22% (A), 08/15/2028	1,495,003	1,447,661
Opal Bidco SAS Term Loan B4, 3-Month Term SOFR + 3.00%, 6.69% (A), 04/28/2032	997,500	997,968
		2,935,399
Pharmaceuticals - 2.5%
Alkermes, Inc. Term Loan B, TBD, 01/28/2031 (B)(C)	200,000	200,500
Amneal Pharmaceuticals LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.22% (A), 08/01/2032	748,125	749,995
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Curium Bidco SARL Term Loan B, 3-Month Term SOFR + 3.00%, 6.67% (A), 08/04/2031	$ 1,758,609	$ 1,759,708
Elanco Animal Health, Inc. Term Loan B, 1-Month Term SOFR + 1.75%, 5.62% (A), 10/31/2032	250,000	249,531
IVC Acquisition Ltd. Repriced Term Loan B, 3-Month Term SOFR + 3.75%, 7.42% (A), 12/12/2028	1,473,161	1,472,793
Paradigm Parent LLC 1st Lien Term Loan, 3-Month Term SOFR + 4.50%, 8.17% (A), 04/16/2032	1,246,875	1,059,064
Southern Veterinary Partners LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.37% (A), 12/04/2031	986,191	984,430
		6,476,021
Real Estate Management & Development - 0.8%
Cushman & Wakefield U.S. Borrower LLC
Term Loan, 1-Month Term SOFR + 2.50%, 6.22% (A), 01/31/2030	624,262	625,822
Term Loan B3, 1-Month Term SOFR + 2.75%, 6.47% (A), 01/31/2030	871,465	875,278

RE/MAX International, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.33% (A), 07/21/2028	491,003	483,638
		1,984,738
Software - 4.9%
Athenahealth Group, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (A), 02/15/2029	997,488	982,774
Avaya, Inc. Exit Term Loan, 1-Month Term SOFR + 7.50%, 11.22% (A), 08/01/2028	773,183	711,329
Aventiv Technologies LLC Bridge Term Loan, 3-Month Term SOFR + 10.00%, 13.96% (A), 03/25/2026	497,026	519,392
Boxer Parent Co., Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 6.82% (A), 07/30/2031	1,266,809	1,206,636
Central Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 6.92% (A), 07/06/2029	973,910	735,708
Cornerstone OnDemand, Inc. Term Loan, 1-Month Term SOFR + 3.75%, 7.58% (A), 10/16/2028	721,875	588,328
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Cotiviti Corp. Term Loan B, 7.63% (H), 05/01/2031	$ 1,000,000	$ 935,000
Dayforce, Inc. Term Loan, TBD, 08/20/2032 (B)(C)	1,000,000	963,571
Drake Software LLC Term Loan B, 3-Month Term SOFR + 4.25%, 7.92% (A), 06/26/2031	667,476	642,446
Epicor Software Corp. Term Loan F, 1-Month Term SOFR + 2.50%, 6.22% (A), 05/30/2031	1,283,750	1,265,698
Mitchell International, Inc. Add-on Term Loan, TBD, 06/17/2031 (B)(C)	1,000,000	976,560
Modena Buyer LLC Term Loan, 3-Month Term SOFR + 4.25%, 8.09% (A), 07/01/2031	1,112,184	1,057,270
Polaris Newco LLC Term Loan B, 3-Month Term SOFR + 3.75%, 7.85% (A), 06/02/2028	1,484,496	1,362,488
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 6.61% (A), 05/15/2028	795,775	208,891
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.11% (A), 05/15/2028	338,172	334,283

Tuple U.S. Bidco LLC Term Loan B, 7.41% (A), 01/14/2033 (C)	250,000	249,063
		12,739,437
Technology Hardware, Storage & Peripherals - 0.2%
HNI Corp. Term Loan B, 1-Month Term SOFR + 2.00%, 5.77% (A), 09/05/2030	500,000	503,438
Textiles, Apparel & Luxury Goods - 0.6%
Beach Acquisition Bidco LLC Term Loan B, 3-Month Term SOFR + 3.25%, 6.92% (A), 09/12/2032	250,000	250,625
Varsity Brands, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.00%, 6.67% (A), 08/26/2031	1,243,750	1,241,263
		1,491,888
Transportation Infrastructure - 1.4%
First Student Bidco, Inc.
Term Loan B, TBD, 08/15/2030 (B)(C)	597,864	596,746
Term Loan B, 3-Month Term SOFR + 2.50%, 6.17% (A), 08/15/2030	1,231,858	1,229,219
Term Loan C, TBD, 08/15/2030 (B)(C)	109,394	109,093
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Transportation Infrastructure (continued)
First Student Bidco, Inc. (continued)
Term Loan C, 3-Month Term SOFR + 2.50%, 6.17% (A), 08/15/2030	$ 225,399	$ 224,977

SIRVA Worldwide, Inc. Super Priority Delayed Draw Term Loan, 3-Month Term SOFR + 8.00%, 11.69% (A), 02/20/2029	459,565	427,395
Student Transportation of America Holdings, Inc Term Loan, 3-Month Term SOFR + 2.75%, 6.40% (A), 06/24/2032	995,000	999,560
		3,586,990
Total Loan Assignments (Cost $238,758,055)		231,378,629
CORPORATE DEBT SECURITIES - 6.9%
Building Products - 0.6%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (I)	1,500,000	1,504,685
Commercial Services & Supplies - 1.3%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (I)	2,250,000	2,367,952
Garda World Security Corp.
6.50%, 01/15/2031 (I)	1,000,000	1,025,063
		3,393,015
Communications Equipment - 0.3%
Sable International Finance Ltd.
7.13%, 10/15/2032 (I)	750,000	758,246
Containers & Packaging - 0.5%
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032 (I)	313,000	315,443
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (I)	1,000,000	1,018,750
		1,334,193
Energy Equipment & Services - 0.2%
Star Holding LLC
8.75%, 08/01/2031 (I)	500,000	501,221
Health Care Providers & Services - 1.6%
LifePoint Health, Inc.
8.38%, 02/15/2032 (I)	500,000	543,295
11.00%, 10/15/2030 (I)	500,000	545,288
Tenet Healthcare Corp.
6.13%, 06/15/2030	3,000,000	3,061,527
		4,150,110
Hotels, Restaurants & Leisure - 0.8%
Caesars Entertainment, Inc.
7.00%, 02/15/2030 (I)	1,000,000	1,032,620
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.63%, 01/15/2032 (I)	$ 1,000,000	$ 1,022,180
		2,054,800
Insurance - 0.2%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030 (I)	500,000	517,646
Internet & Catalog Retail - 0.6%
ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.75%, 05/01/2029 (I)	1,214,000	1,157,125
9.50%, 05/30/2029 (I)	200,000	192,868
		1,349,993
Media - 0.2%
CSC Holdings LLC
5.38%, 02/01/2028 (I)	750,000	559,761
Software - 0.6%
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (I)	1,577,000	1,551,852
Total Corporate Debt Securities (Cost $17,565,878)		17,675,522
ASSET-BACKED SECURITIES - 1.2%
Palmer Square CLO Ltd.
Series 2021-2A, Class AR1, 3-Month Term SOFR + 1.25%, 4.92% (A), 02/15/2038 (I)	1,500,000	1,505,295
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 4.89% (A), 04/16/2031 (I)	155,304	155,471
Venture 43 CLO Ltd.
Series 2021-43A, Class A1R, 3-Month Term SOFR + 1.35%, 5.02% (A), 04/15/2034 (I)	1,500,000	1,501,122
Total Asset-Backed Securities (Cost $3,154,497)		3,161,888

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.0%
U.S. Fixed Income Funds - 1.0%
Invesco Senior Loan ETF (J)(K)	63,000	1,306,620
State Street Blackstone Senior Loan ETF (L)	32,000	1,310,720
Total Exchange-Traded Funds (Cost $2,644,640)		2,617,340
COMMON STOCKS - 0.3%
Containers & Packaging - 0.1%
Anchor Glass Container Corp. (D)(F)(M)(N)	43,195	204,165
Household Durables - 0.0% *
API Heat Transfer Intermediate Corp. (F)(M)(N)	889,572	1
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software - 0.2%
Avaya Holdings Corp. (F)(N)(O)	41,536	591,888
Total Common Stocks (Cost $997,072)		796,054
PREFERRED STOCK - 0.0%
Household Durables - 0.0%
API Heat Transfer Intermediate Corp.,
0.00% (F)(M)(N)(P)	189,500	0
Total Preferred Stock (Cost $189,500)		0
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (Q)	1,338,750	1,338,750
Total Other Investment Company (Cost $1,338,750)		1,338,750

Principal	Value
REPURCHASE AGREEMENT - 5.2%
Fixed Income Clearing Corp.,
1.35% (Q), dated 01/30/2026, to be
repurchased at $13,273,194 on 02/02/2026.
Collateralized by a U.S. Government
Obligation, 2.50%, due 03/31/2027, and
with a value of $13,537,227.
$ 13,271,701	$ 13,271,701
Total Repurchase Agreement (Cost $13,271,701)	13,271,701
Total Investments (Cost $277,920,093)	270,239,884
Net Other Assets (Liabilities) - (4.9)%	(12,695,517)
Net Assets - 100.0%	$ 257,544,367
INVESTMENT VALUATION:

Valuation Inputs (R)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Loan Assignments	$—	$231,378,629	$—	$231,378,629
Corporate Debt Securities	—	17,675,522	—	17,675,522
Asset-Backed Securities	—	3,161,888	—	3,161,888
Exchange-Traded Funds	2,617,340	—	—	2,617,340
Common Stocks	—	591,888	204,166	796,054
Preferred Stock	—	—	0	0
Other Investment Company	1,338,750	—	—	1,338,750
Repurchase Agreement	—	13,271,701	—	13,271,701
Total Investments	$3,956,090	$266,079,628	$204,166	$270,239,884

Transfers
Investments	Transfer from Level 1 to Level 3	Transfer from Level 3 to Level 1	Transfer from Level 2 to Level 3	Transfer from Level 3 to Level 2
Common Stocks(O)	$—	$—	$—	$591,888
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)	All or a portion of the security represents an unsettled loan commitment at January 31, 2026 where the rate will be determined at time of settlement.
(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)	Restricted security. At January 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Anchor Glass Container Corp.	10/08/2025	$204,165	$204,165	0.1%
	First Brands Group LLC
Loan Assignments	Term Loan, 3-Month Term SOFR + 5.00%, TBD, 03/30/2027	03/30/2021 - 01/02/2026	571,995	1,567	0.0%*
Loan Assignments	DIP Term Loan, 1-Month Term SOFR + 1.55%, 8.45%, 06/29/2026	10/02/2025 - 01/05/2026	549,264	86,514	0.0%*
Loan Assignments	Term Loan B, 1-Month Term SOFR + 7.00%, TBD, 06/29/2026	10/02/2025 - 01/05/2026	932,690	13,467	0.0%*
	Del Monte Foods, Inc.
Loan Assignments	Term Loan, 3-Month Term SOFR + 8.00%, PIK Rate 3.00%, Cash Rate 0.00%, 08/02/2028	08/16/2024 - 09/03/2024	96,564	50,657	0.0%*
Loan Assignments	Term Loan, TBD, 08/02/2028	08/02/2024	1,015,620	231,469	0.1%
Loan Assignments	DIP Term Loan, 1-Month Term SOFR + 9.50%, 13.35%, 04/02/2026	07/14/2025 - 01/15/2026	663,165	655,097	0.3%
Loan Assignments	Term Loan, 1-Month Term SOFR + 9.50%, 13.35%, 04/02/2026	07/02/2025 - 01/20/2026	812,978	797,495	0.3
Loan Assignments	Anchor Glass Container Corp. Exit Term Loan, 3-Month Term SOFR + 5.25%, 8.92%, 10/08/2030	10/08/2025 - 10/10/2025	309,503	299,109	0.1%
			$5,155,944	$2,339,540	0.9%

(E)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2026, the value of this security is $354,035, representing 0.1% of the Fund's net assets.

(F)	Non-income producing security.
(G)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(H)	Fixed rate loan commitment at January 31, 2026.
(I)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $17,775,883, representing 6.9% of the
Fund's net assets.

(J)	The shareholder reports for Invesco ETFs can be found at the following location: Invesco | Performance.
(K)
All or a portion of the security is on loan. The total value of the securities on loan is $1,306,620, collateralized by cash collateral of $1,338,750. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(L)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(M)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At January 31, 2026,
the total value of the securities is $204,166, representing less than 0.1% of the Fund’s net assets.

(N)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2026, the total value of the securities is $796,054, representing 0.3% of the Fund’s net assets.
(O)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(P)	Security deemed worthless.
(Q)	Rate disclosed reflects the yield at January 31, 2026.
(R)
The Fund recognized transfers in and out of Level 3 as of January 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(S)	Level 3 security was not considered significant to the Fund.
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
Transamerica Funds

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Floating Rate (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds